Reserves	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Reserves
27.	Reserves
Share premium account
This reserve records the amount above the nominal value received for shares sold, less transaction costs.
Profit and loss account
This reserve records retained earnings and accumulated losses.
Other reserves
Other reserves consist of a merger reserve and a revaluation reserve. The split of these reserves is shown below.
Merger reserve
The merger reserve arose when the group was formed and represents the application of UK statutory merger relief by LJ GP Ltd on the issue of shares in exchange for shares in the other combining entities and the difference between the assets, liabilities and accumulated profit and loss account of LJ Capital, amounts transferred as part of the transaction and the capital structure of LJ GP Ltd. The balance within the reserve was £22,867,313
at 31 December 2021 and 31 December 2020.
Revaluation reserve
The Company historically held investments in two associates - Unicorn Administration Limited and LJ Investment Management Limited - where additional interests were subsequently purchased giving the company control and resulting in consolidation of a subsidiary undertaking. This has resulted in a revaluation reserve. The balance within the reserve was £133,722
at 31 December 2021 and 31 December 2020.

Other reserves

	2021	2020
	£	£
Merger reserve	22,867,313	22,867,313
Revaluation reserve	133,722	133,722

	23,001,035	23,001,035